Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.78%
Corporate Revenue Bonds — 4.75%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project) Series A 144A 7.75% 7/1/50 #	285,000	$318,684
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	1,049,030
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,819,360
		4,187,074
Education Revenue Bonds — 21.81%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,156,870
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	390,372
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	309,077
144A 6.00% 7/1/47 #	400,000	486,312

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	425,374
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	551,700
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,802,400
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	943,572
Series A 2.375% 7/1/52	1,000,000	948,793

(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	407,861
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	291,553
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,003,070
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	645,000	666,898
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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Creighton University Project) 4.00% 7/1/50	1,000,000	$1,142,110
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	849,526
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	867,817
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	287,375
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	603,110
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,288,550
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	511,560
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,116,970
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,085,460
Pima County Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	500,000	538,225
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	557,579
		19,232,134
Electric Revenue Bonds — 7.13%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	430,875
Series A 5.05% 7/1/42 ‡	55,000	52,662
Series AAA 5.25% 7/1/25 ‡	35,000	33,600
Series WW 5.00% 7/1/28 ‡	450,000	430,875
Series WW 5.25% 7/1/33 ‡	430,000	412,800
Series WW 5.50% 7/1/38 ‡	620,000	596,750
Series XX 4.75% 7/1/26 ‡	35,000	33,381
Series XX 5.25% 7/1/40 ‡	355,000	340,800
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	125,000	$120,625
Series ZZ 4.75% 7/1/27 ‡	30,000	28,613
Series ZZ 5.25% 7/1/24 ‡	45,000	43,200
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,477,480
Series A 5.00% 1/1/47	1,000,000	1,281,440
		6,283,101
Healthcare Revenue Bonds — 23.18%
Arizona Health Facilities Authority Hospital System Revenue
(Phoenix Children's Hospital) Series A 5.00% 2/1/34	995,000	1,026,840
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,139,510
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	146,917
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	53,631
Series B 5.125% 1/1/54	65,000	63,735

(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	451,600
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	2,040,000	2,361,443
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	273,332
(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	1,126,800
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,162,720
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	213,636
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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	415,000	$418,112
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	375,000	397,253
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,147,880
Series A 4.00% 1/1/44	1,500,000	1,751,250
Maricopa County Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	526,435
Series A 4.00% 9/1/51	250,000	293,142
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	417,535
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	790,000	792,441
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,216,956
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	872,240
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,731,735
Series A 5.25% 8/1/33	2,000,000	2,175,920
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	334,194
Series A 5.25% 8/1/32	300,000	343,212
		20,438,469
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.66%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	$1,003,370
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	363,510
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	685,000	686,829
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	2,492,900
Phoenix Civic Improvement Corporation
(Junior Lien) Series A 5.00% 7/1/45	1,000,000	1,321,100
		5,867,709
Local General Obligation Bonds — 3.96%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,177,230
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	711,194
Maricopa County Unified School District No. 69 Paradise Valley
4.00% 7/1/39	600,000	719,814
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	591,450
Pinal County Community College District
4.00% 7/1/31	250,000	288,205
		3,487,893
Pre-Refunded Bonds — 3.38%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health) Series A 5.00% 1/1/43-22 §	500,000	514,330
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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	$502,440
6.40% 7/1/47-21 §	500,000	502,480
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,490
Series A 5.00% 6/1/38-23 §	1,000,000	1,097,310
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	350,735
		2,977,785
Special Tax Revenue Bonds — 13.12%
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	1,548,850	1,366,860
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	608,566
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,170,530
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,793,538
Series A-1 4.922% 7/1/51 ^	3,150,000	744,912
Series A-1 5.00% 7/1/58	750,000	855,600
Series A-1 5.273% 7/1/46 ^	970,000	315,803
Series A-2 4.329% 7/1/40	2,825,000	3,134,394
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	576,460
		11,566,663
State General Obligation Bonds — 2.87%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	189,175
Series A 5.125% 7/1/37 ‡	1,190,000	986,213
Series A 5.375% 7/1/33 ‡	270,000	240,975
Series A 8.00% 7/1/35 ‡	640,000	516,800
Series B 5.75% 7/1/38 ‡	680,000	599,250
		2,532,413
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.29%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	$602,280
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	400,000	493,488
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	567,400
5.00% 7/1/32 (AMT)	500,000	544,495
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,218,510
Series B 5.00% 7/1/37	1,000,000	1,239,710
		4,665,883
Water & Sewer Revenue Bonds — 5.63%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,154,390
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	713,376
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	291,873
Mesa Utility System Revenue
4.00% 7/1/31	850,000	979,897
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,220,140
5.00% 7/1/31	500,000	604,495
		4,964,171
Total Municipal Bonds (cost $79,456,339)		86,203,295
Principal amount
Short-Term Investments — 3.78%
Principal amount°
Variable Rate Demand Notes — 3.78%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 0.01% 2/1/48 (LOC - JPMorgan Chase Bank, N.A.)	1,000,000	1,000,000
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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.02% 11/15/52 (SPA - Northern Trust Company)	2,330,000	$2,330,000
Total Short-Term Investments (cost $3,330,000)		3,330,000
Total Value of Securities—101.56% (cost $82,786,339)		89,533,295

Liabilities Net of Receivables and Other Assets—(1.56)%		(1,373,379)
Net Assets Applicable to 7,350,344 Shares Outstanding—100.00%		$88,159,916
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $5,747,908, which represents 6.52% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
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(Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
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